INTANGIBLES (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) Patent	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	$ 0
Amortization	(768,128)	$ 0	$ 0
Carrying amount, ending balance	13,550,993	0
Liabilities	12,590,980	4,096,299
Trade and other payables	7,489,397	2,317,830
Other long term liability	700,000	0
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	0
Transfers from prepayments	5,500,000
Additions	8,819,121
Amortization	(768,128)
Carrying amount, ending balance	$ 13,550,993	$ 0
Intellectual property rights | Blacksand Technology, LLC
Reconciliation of changes in intangible assets other than goodwill [abstract]
Number of global patents owned | Patent	40
Asset purchase option prepayments	$ 14,270,495
Current asset purchase option prepayments	6,616,251
Liabilities	2,154,244
Trade and other payables	1,454,244
Other long term liability	700,000
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, ending balance	14,319,121
Accumulated amortisation | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, ending balance	$ (768,128)